Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Salaries	$ 500,000	$ 0	$ 750,000	$ 0
Short-term employee benefits	583	555	1,772	1,637
Stock-based compensation	142,316	324,153	556,331	1,128,203
Total	$ 642,899	$ 324,708	$ 1,308,103	$ 1,129,840